Document and Entity Information - USD ($)	12 Months Ended
	Oct. 25, 2015	Nov. 27, 2015	Apr. 26, 2015
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 25, 2015
Amendment Flag	false
Current Fiscal Year End Date	--10-25
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 7,354,755,988
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Common Stock
Entity Common Stock, Shares Outstanding		264,228,740
Common stock, non-voting
Entity Common Stock, Shares Outstanding		0